Revenue (Tables)	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers
(i)	Disaggregation of revenue from contracts with customers
Year ended April 30, 2021

Segments	Digital solutions services— non financial services	Digital solutions services— financial services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$
Types of services
Digital solutions services—non financial services	23,740	—	—	23,740
Digital solutions services—financial services	—	1,511	—	1,511

Total	23,740	1,511	—	25,251

Timing of revenue recognition
A point in time	—	1,511	—	1,511
Over time	23,740	—	—	23,740

Total	23,740	1,511	—	25,251

Year ended April 30, 2022

Segments	Digital solutions services— non financial services	Digital solutions services— financial services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$
Types of services
Digital solutions services—non financial services	23,689	—	—	23,689
Digital solutions services—financial services	—	1,514	—	1,514
Digital media, content, and marketing services	—	—	68	68

Total	23,689	1,514	68	25,271

Timing of revenue recognition
A point in time	—	1,514	—	1,514
Over time	23,689	—	68	23,757

Total	23,689	1,514	68	25,271

Year ended April 30, 2023

Segments	Digital solutions services— non financial services	Digital solutions services— financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$	US$
Types of services
Digital solutions services—non financial services	28,037	—	—	—	28,037
Digital solutions services—financial services	—	1,540	—	—	1,540
Digital media, content, and marketing services	—	—	—	1,294	1,294
Hotel operations, hospitality and VIP services	—	—	2,195	—	2,195

Total	28,037	1,540	2,195	1,294	33,066

Timing of revenue recognition
A point in time	—	1,540	—	—	1,540
Over time	28,037	—	2,195	1,294	31,526

Total	28,037	1,540	2,195	1,294	33,066

Summary of Transaction Price Allocated to the Remaining Performance Obligation for Contracts with Customers	The expected timing of recognizing revenue for the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) of other services as at April 30, 2022 and 2023 are as follows:

	Digital solutions services— non financial services		Hotel operations, hospitality and VIP services		Digital media, content, and marketing services		Total
	2022	2023	2022	2023	2022	2023	2022	2023
	US$	US$	US$	US$	US$	US$	US$	US$
Within one year	8,676	26,883	—	493	—	1,500	8,676	28,876
More than one year but not more than two years	678	7,302	—	—	—	250	678	7,552

	9,354	34,185	—	493	—	1,750	9,354	36,428